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SPRUCEGROVE INTERNATIONAL EQUITY FUND
SPRUCEGROVE INTERNATIONAL EQUITY FUND
Investment Objective
The Sprucegrove International Equity Fund (the “Fund”) seeks long-term capital appreciation.
Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund does not charge any fees paid directly from your investment (including those commonly described as Load or Sales Charges). You may, however, be required to pay commissions and/or other forms of compensation to a broker for transactions in shares of the Fund, which are not reflected in the table or the example below.

Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - SPRUCEGROVE INTERNATIONAL EQUITY FUND		Institutional Class Shares	Investor Class Shares	Advisor Class Shares
Management Fees	[1]	0.50%	0.50%	0.50%
Shareholder Servicing Fees	[1]	none	0.15%	0.15%
Distribution (12b-1) Fees	[1]	none	none	0.25%
Other Operating Expenses	[1],[2]	0.37%	0.37%	0.37%
Other Expenses	[1]	0.37%	0.52%	0.77%
Total Annual Fund Operating Expenses	[1]	0.87%	1.02%	1.27%
Less Fee Reductions and/or Expense Reimbursements	[1],[3]	(0.27%)	(0.27%)	(0.27%)
Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements	[1]	0.60%	0.75%	1.00%
[1]	The Fund is a feeder fund that invests in securities through an underlying mutual fund, Sprucegrove International Equity Master Fund (the “Master Fund”). This table and the example below reflect the aggregate expenses of both the Fund and the Fund’s share of allocated expenses from the Master Fund. Each of the Fund and the Master Fund is a series of The Advisors’ Inner Circle Fund II (the “Trust”).
[2]	Other Operating Expenses are based on estimated amounts for the current fiscal year.
[3]	Sprucegrove Investment Management Ltd. (the “Adviser” or “Sprucegrove”) has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, non-routine expenses and any class-specific expenses (including Rule 12b-1 and shareholder servicing fees) (collectively, “excluded expenses”)) from exceeding 0.60% of the average daily net assets of each of the Fund’s share classes until April 30, 2023 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of the Trust, for any reason at any time; or (ii) by the Adviser, upon sixty (60) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2023.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - SPRUCEGROVE INTERNATIONAL EQUITY FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Institutional Class Shares	61	222
Investor Class Shares	77	270
Advisor Class Shares	102	348

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. Because the Fund has not commenced investment operations as of the date of this prospectus, it does not have portfolio turnover information to report.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. For purposes of the Fund’s 80% investment policy, equity securities include common and preferred stock, warrants and rights, securities convertible into other equity securities, and securities of other investment companies. The Fund may invest in equity securities of companies of any market capitalization.

Under normal market conditions: (i) the Fund will invest in securities of issuers tied economically to at least six different countries excluding the United States; and (ii) substantially all of the Fund’s assets will be invested outside of the United States. The Fund may invest in securities of issuers tied economically to emerging markets, which Sprucegrove Investment Management Ltd. (the “Adviser”), the Fund’s investment adviser, identifies by reference to emerging market countries included in the MSCI EAFE + Emerging Markets Index (“Emerging Markets”).

The Adviser employs a value approach to managing the Fund’s assets, emphasizing long-term investment and focusing on the selection of individual securities using a bottom-up, research driven approach. Country and sector exposures result from this stock-selection process. The Adviser will consider a company for inclusion in the Fund’s portfolio if the company meets the Adviser’s standards of investment quality, including what the Adviser considers to be a history of above average financial performance, a secure financial position, reputable management, and a growth opportunity in terms of sales, earnings, and share price. The Adviser’s valuation criteria include normalized price earnings multiples, price-to-book ratios and dividend yield. The Adviser may sell a security, among other reasons, if it considers the security’s market valuation to be too high, if it develops a less favorable view of the issuer or if it views other opportunities to be more attractive.

The Fund is a “feeder” fund that invests substantially all of its assets in the Master Fund, which has the same investment objective and strategies as the Fund. All investments are made at the Master Fund level. This structure is sometimes called a “master-feeder” structure. The Fund’s investment results will correspond to the investment results of the Master Fund. Where the context requires, this prospectus uses the name of the Fund or the term “Fund” (as applicable) to include the Master Fund.

Principal Risks

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Active Management – The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

Equity Security and Market Risk – The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

Common Stock Risk - The prices of common stock may fall over short or extended periods of time. Common stock generally is subordinate to preferred stock and debt upon the liquidation or bankruptcy of the issuing company.

International Investing Risk — Investing outside the United States involves considerations that create risks different than investing in the United States. These risks include, among other things, (i) less publicly available information; (ii) varying levels of governmental regulation and supervision; and (iii) the difficulty of enforcing legal rights in a non-U.S. jurisdiction and uncertainties as to the status, interpretation and application of laws. Moreover, in certain countries companies are not subject to uniform accounting, auditing and financial reporting disclosure standards, practices and requirements comparable to those applicable to United States companies.

Non-U.S. markets may also have different clearance and settlement procedures, and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Transaction costs of buying and selling non-U.S. securities, including brokerage, tax and custody costs, also are generally higher than those involved in U.S. transactions. Furthermore, non-U.S. financial markets, while generally growing in volume, have, for the most part, substantially less volume than U.S. markets, and securities of many non-U.S. companies are less liquid and their prices more volatile than securities of comparable U.S. companies. In addition, periodic U.S. government restrictions on investments in issuers from certain non-U.S. countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Emerging Markets Investing Risk — The Fund invests a portion of its assets in the securities of, or instruments providing exposure to Emerging Markets. The value of Emerging Market currencies and securities may be drastically affected by political developments in the country of issuance. In addition, the existing governments in the relevant countries could take actions that could have a negative impact on the Fund, including nationalization, expropriation, imposition of confiscatory taxation or regulatory or imposition of withholding taxes on interest payments.

Some of the countries in which the Fund may invest have experienced political, economic and/or social instability and dramatic swings in the value of their national currency and interest rates. There can be no assurance that such instability or such fluctuations will not occur in the future and, if they do occur, that they will not have a substantial adverse effect on the performance of the Fund.

Also, some Emerging Market country economies have a high dependence on a small group of markets or even a single market. Foreign investment in the Emerging Market countries is in some cases restricted. Certain Emerging Markets countries are particularly likely to require identifying information about entities and persons who have direct, or even indirect, exposure to the securities of issuers in those countries. Further, the securities markets of Emerging Market countries may be illiquid. Therefore, the Fund may not be able to sell Emerging Markets securities when the Fund desires to do so.

Currency Risk – As a result of the Fund’s investments in securities or other investments being denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Large Capitalization Risk – If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Small and Medium Capitalization Risk – The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded OTC. OTC stocks may trade less frequently and in smaller volume than exchange listed stocks and may have more price volatility than that of exchange-listed stocks.

Convertible and Preferred Securities Risk — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible securities may be more sensitive to changes in interest rates than stocks. Convertible securities are subject to credit risk and prepayment risk. Credit risk is the risk that a decline in the credit quality of an investment could cause the Fund to lose money. Prepayment risk is the risk that, in a declining interest rate environment, securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Preferred stocks are nonvoting equity securities that pay a stated fixed or variable rate dividend. Due to their fixed income features, preferred stocks provide higher income potential than issuers’ common stocks, but are typically more sensitive to interest rate changes than an underlying common stock. Preferred stocks are also subject to equity market risk, which is the risk that stock prices will fluctuate and can decline and reduce the value of the Fund’s investment. The rights of preferred stocks on the distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities. Preferred stock may also be subject to prepayment risk, which is discussed above.

Rights and Warrants Risk – Investments in rights or warrants involve the risk of loss of the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the underlying security may exceed the market price of the underlying security in instances such as those where there is no movement in the price of the underlying security.

Investments in Other Investment Companies Risk – To the extent the Fund invests in other investment companies, such as ETFs, closed-end funds and other mutual funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund’s investment could decline, which could adversely affect the Fund’s performance. By investing in another investment company, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.

Liquidity Risk – The risk that certain securities may be difficult or impossible to sell at the time and price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. Liquidity risk may be heightened in the emerging market countries in which the Fund invests, as a result of their markets being less developed. The liquidity of the Fund’s investments may change over time.

Investment Style Risk – The Adviser’s value investment style may increase the risks of investing in the Fund. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is inaccurate or differs from that of the market or other market participants, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to underperform the market for long periods of time.

Cyber Security Risk – The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cyber security, including cyber-attacks. Cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential company information, impede redemptions, subject the Fund to regulatory fines or financial losses, and cause reputational damage. Similar types of cyber security risks are also present for issuers of securities in which the Fund invests.

New Fund Risk – Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Master-Feeder Structure Risk – Another feeder fund advised by the Adviser (the “Group Trust”) also invests substantially all of its assets in the Master Fund. The Group Trust currently has a significantly greater pro rata ownership in the Master Fund than the Fund, and thus has effective voting control of the operations of the Master Fund. Other feeder funds may invest in the Master Fund in the future and may also own a greater pro rata ownership in the Master Fund than the Fund and possess effective voting control of the operations of the Master Fund. Large redemptions by the Group Trust or another feeder fund in the future may increase the proportionate share of the expenses of the Master Fund borne by the Fund. In addition, if there is a large redemption by the Group Trust or another feeder fund, the Master Fund could be required to liquidate assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.

Performance Information

The performance shown in the bar chart and performance table is the performance of the Master Fund. The Master Fund acquired substantially all of the assets of the Group Trust on March 22, 2021 in exchange for shares of the Group Trust, and the Master Fund and the Fund each commenced operations on such date. Accordingly, the performance prior to such date is the performance of the Group Trust, which commenced operations on December 1, 1994, having succeeded to the operations of a predecessor which commenced operations on September 30, 1985 (September 30, 1985 being the “Group Trust Inception Date”). The Since-Inception performance data in the performance table includes the performance of the Group Trust’s predecessor. The Group Trust is managed by the Adviser using investment policies, objectives, guidelines and restrictions that were in all material respects equivalent to those of the Master Fund and the Fund. However, the Group Trust is not a registered mutual fund, and therefore is not subject to the same investment and tax restrictions as the Master Fund and the Fund. If the Group Trust operated as a registered mutual fund, the Master Fund’s performance may have been lower. The Master Fund’s performance in the bar chart has been adjusted to reflect the fees and expenses of the Fund’s Institutional Class Shares, and with respect to the table, the fees and expenses of the Fund’s Investor Class Shares and Advisor Class Shares.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Master Fund’s performance from year to year, as adjusted to reflect the fees and expenses of the Fund’s Institutional Class Shares, and by showing how the Master Fund’s average annual total returns for 1, 5 and 10 years and since inception compare with a broad measure of market performance. Of course, the Master Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Since-inception returns for the index begin on the index’s inception date of March 31, 1986.

Updated performance information is available by calling toll-free to 1-844-SPRUCEG (777-8234).

BEST QUARTER	WORST QUARTER
24.43%	(29.34)%
12/31/2020	3/31/2020

The performance information shown above is based on a calendar year. The performance for Institutional Class Shares from January 1, 2021 to June 30, 2021 was 11.18%.

Average Annual Total Returns for Periods Ended December 31, 2020

This table compares the Master Fund’s average annual total returns for the periods ended December 31, 2020 to those of the MSCI EAFE Index, an appropriate broad based index.

Returns after taxes on distributions are not shown for periods prior to the Fund’s registration as a mutual fund because the Group Trust was not required to make distributions to its investors; the Fund expects to make sufficient distributions to qualify and be eligible for treatment as a regulated investment company for tax purposes.

Average Annual Total Returns - SPRUCEGROVE INTERNATIONAL EQUITY FUND	Label	1 Year	5 Years	10 Years	Since Inception		Inception Date
Institutional Class Shares	Fund Returns Before Taxes	3.82%	8.25%	4.74%	10.43%		Sep. 30, 1985
Institutional Class Shares | After Taxes on Distributions	Fund Returns After Taxes on Distributions						Sep. 30, 1985
Institutional Class Shares | After Taxes on Distributions and Sales	Fund Returns After Taxes on Distributions and Sale of Fund Shares						Sep. 30, 1985
Investor Class Shares	Investor Class Shares Fund Returns Before Taxes	3.67%	8.09%	4.58%	10.26%		Sep. 30, 1985
Advisor Class Shares	Advisor Class Shares Fund Returns Before Taxes	3.41%	7.83%	4.33%	9.99%		Sep. 30, 1985
MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)	MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)	7.82%	7.45%	5.51%	7.82%	[1]	Sep. 30, 1985
[1]	Index returns are shown beginning from the index’s inception date of March 31, 1986.